FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities that are measured and recorded at fair value on a recurring basis

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	8,000	—	8,000
Restricted time deposits-noncurrent portion	—	1,000	—	1,000

Total assets	—	9,000	—	9,000

Liabilities
Guarantee liabilities	—	—	31,191	31,191

Total liabilities	—	—	31,191	31,191

December 31, 2017	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	6,750	—	6,750
Restricted time deposits-noncurrent portion	—	600	—	600

Total assets	—	7,350	—	7,350

Liabilities
Guarantee liabilities	—	—	30,958	30,958

Total liabilities	—	—	30,958	30,958

Schedule of quantitative information about the significant unobservable inputs used for the Group's Level 3 fair value measurement

		Range of Inputs
		December 31, 2016			December 31, 2017
Financial Instrument	Unobservable Input	Minimum	Maximum	Weighted- Average	Minimum	Maximum	Weighted- Average
Guarantee liabilities	Discount rates	10.6%	21.9%	20.9%	10.6%	23.6%	20.6%
	Cumulative default rates(i)	2.4%	2.4%	2.4%	2.3%	2.3%	2.3%
	Cumulative prepayment rates(i)(ii)	14.7%	15.4%	14.8%	0.2%	1.0%	0.7%
	Margins on cost	70.0%	70.0%	70.0%	70.0%	70.0%	70.0%

(i)	Expressed as a percentage of the original principal balance of the loans.

(ii)

Starting from January 1, 2017, third-party commercial banks and consumer finance companies allowed full prepayment rather than partial prepayment of the loans from Customers. Therefore, the Group no longer provides guarantees for loans that are fully prepaid but still provides guarantees for loans that are partially prepaid. The cumulative prepayment rates as of December 31, 2017 represented the cumulative partial prepayment rates only.

Summary of the activities related to fair value of the guarantee liabilities

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Fair value at beginning of the year (Level 3)	—	—	31,191
Issuances	—	38,516	134,881
Cash payment	—	(13,267)	(87,759)
Change in fair value(i)	—	5,942	(47,355)

Fair value at end of the year (Level 3)	—	31,191	30,958

(i)	Recognized as change in fair value of financial guarantee derivatives in the Consolidated Statements of Operations.

Summary of the effect of adverse changes in estimate would have on the fair value of the guarantee liabilities

	As of December 31,
	2016	2017
	(RMB in thousands, except for percentages)
Weighted-average cumulative default rates(i)	2.4%	2.3%
Change in fair value from:
Increase by 10%	3,685	13,222
Decrease by 10%	(3,685)	(13,222)

(i)	Expressed as a percentage of the original principal balance of the loans.